UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05202

BNY Mellon Investment Funds IV, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/2021

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Floating Rate Income Fund

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Floating Rate Income Fund

SEMIANNUAL REPORT February 28, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period of September 1, 2020 through February 28, 2021, as provided by the fund’s primary portfolio managers, Kevin Cronk and Chris Barris of Alcentra NY, LLC, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2021, BNY Mellon Floating Rate Income Fund’s Class A shares produced a total return of 5.31%, Class C shares returned 4.86%, Class I shares returned 5.36% and Class Y shares returned 5.37%.1 The fund’s benchmark, the Credit Suisse Leveraged Loan Index (the “Index”), produced a total return of 6.38% for the same period.2

Floating-rate notes generally produced positive total returns over the six months, as investors sought a hedge against increasing inflation and interest rates amid a rising rate environment. The fund underperformed the Index due in part to an underweighting to CCC rated debt and COVID-sensitive sectors, which outperformed the broader market during the period.

The Fund’s Investment Approach

The fund seeks high current income. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in floating-rate loans and other floating-rate securities. These investments should enable the fund to effectively achieve a floating rate of income. The fund currently intends to invest principally in floating-rate loans and other floating-rate securities of U.S. issuers, but may invest up to 30% of its net assets in securities of foreign issuers.

We buy and sell securities through a value-oriented, bottom-up research process that incorporates a top-down overlay. We use fundamental credit analysis to identify favorable and unfavorable risk/reward opportunities across quality segments, industries and credits, while seeking to mitigate downside risk. Fundamental analysis is complemented by our top-down outlook, which considers market fundamentals, technicals and valuations.

Interest Rate Changes Help Drive Market Activity

Risk assets rallied early in the period on continued support from central bank and governmental activity intended to counteract the economic effects of widespread COVID-19 lockdowns and business closures. Investor sentiment also improved as COVID-19 infection rates fell during the summer and early fall, and lockdown measures eased, allowing economic activity to pick up in some parts of the world. Emerging market sovereign debt and some high yield debt recovered from March lows. Spreads generally continued to tighten until the late fall, when concerns about rising infection rates and renewed economic closures sparked renewed spread widening.

However, the tide turned in November, when news of potential viable vaccines surfaced. Investor sentiment lifted, and a strong risk-on rally began, particularly in areas of the market that were hard hit by the pandemic, such as travel and leisure names, and low-quality and distressed debt. In January, the U.S. Treasury yield curve steepened as rates on intermediate- and long-dated debt increased. In February, the yield curve continued its steepening trend as investors anticipated economic reopening, and concerns surfaced about potential increases in inflation. Securities offering a hedge against inflation rallied, while long-dated Treasuries underperformed the broader market. High yield securities generally offered strong returns for the period, while some other higher-quality spread sectors ended up posting negative performance for the six months due to the rising rate environment in January and February.

Sector Selection Influences Performance

The fund’s performance compared to the Index was constrained over the reporting period by two main factors. First, the fund was materially underweight CCC rated debt, which handily outperformed the broader market during the six months. After the beginning of the vaccine rollout, lower-quality debt and industries that had been negatively impacted by COVID-19 staged a rally as investors anticipated improving fundamentals due to more widespread economic reopening. The fund was also underweight several of these COVID-sensitive sectors, such as movie theaters, casinos and airlines. The lack of exposure to these areas of the market detracted from relative performance.

Conversely, some strategies benefited performance. The fund’s overweight to B rated debt, which outperformed BB rated debt, helped relative results. In addition, the fund was underweight BB rated debt, which lagged both B and CCC performance during the period, and this was also additive. From an industry perspective, an overweight in energy issuers, which rallied during the period, bolstered relative performance, as did an underweight to debt issued by cable companies. Finally, out-of-index positioning in high yield bonds and collateralized loan obligations (CLOs), which appreciated during the period, also contributed to returns.

Constructively Positioned for a Changing Environment

Retail investor demand for floating-rate bank loans had been hurt by the continued low-rate environment in the U.S. The recent steepening of the yield curve has helped to reverse 22 consecutive months of outflows. The recent increase in demand due to investor desire for a hedge against rising rates and inflation has been helpful for loan pricing, providing a supportive technical environment.

In terms of positioning, in December, January and the beginning of February, we have been adding select COVID-impacted credits and sectors. We have also been carefully examining liquidity runways and adding appropriate CCC names, which we see benefiting from impending economic normalization as vaccines are distributed. It is our opinion that there may be another very large fiscal stimulus package on the horizon.

The foreseeable future for credit looks strong. Defaults, which peaked in the second quarter of last year, have stabilized and are falling at a rapid pace. We think they will continue to fade throughout the year as the economy regains momentum. The portfolio continues to be overweight B rated debt and we have increased the portfolio’s allocation to COVID-sensitive sectors. Given our outlook, we continue to underweight BB rated credits.

March 15, 2021

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent, deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through December 31, 2021, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: FactSet. - The Credit Suisse Leveraged Loan Index is a monthly rebalanced index. It is designed to mirror the investable universe of the USD-denominated leveraged loan market. Investors cannot invest directly in any index.

Floating-rate bank loans are often less liquid than other types of debt instruments. There is no assurance that the liquidation of any collateral from a secured bank loan would satisfy the borrower’s obligation, or that such collateral could be liquidated.

The risks of an investment in a collateralized loan obligation (CLO) depend largely on the type of the collateral and the tranche of the CLO in which the fund invests. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, market anticipation of defaults as well as aversion to CLO securities as an asset class.

High yield bonds involve increased credit and liquidity risk than higher-rated bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

Bonds are subject generally to interest-rate, credit, liquidity, call and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes and rat increases can cause price declines.

Investing in foreign denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic, and social instability, limited company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Floating Rate Income Fund from September 1, 2020 to February 28, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 28, 2021

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$5.29	$9.09	$4.07	$3.87
Ending value (after expenses)	$1,053.10	$1,048.60	$1,053.60	$1,053.70

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 28, 2021

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$5.21	$8.95	$4.01	$3.81
Ending value (after expenses)	$1,019.64	$1,015.92	$1,020.83	$1,021.03

†  Expenses are equal to the fund’s annualized expense ratio of 1.04% for Class A, 1.79% for Class C, .80% for Class I and .76% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
February 28, 2021 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 10.9%
Airlines - .2%
American Airlines Group, Gtd. Notes		3.75	3/1/2025	840,000	[b]	715,529
Hawaiian Brand Intellectual Property, Sr. Scd. Notes		5.75	1/20/2026	570,000	[b]	598,608
					1,314,137
Building Materials - .1%
CP Atlas Buyer, Sr. Unscd. Notes		7.00	12/1/2028	750,000	[b]	780,469
Chemicals - .6%
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	1,260,000	[b]	1,371,037
Iris Holdings, Sr. Unscd. Notes		8.75	2/15/2026	1,370,000	[b]	1,388,837
Venator Finance, Sr. Scd. Notes		9.50	7/1/2025	1,270,000	[b]	1,441,450
					4,201,324
Collateralized Loan Obligations Debt - 3.4%
Arbour CLO, Ser. 7A, CI. E, 3 Month EURIBOR +6.40% @ Floor	EUR	6.40	3/15/2033	1,000,000	[b,c]	1,219,306
Ares European XII CLO, Ser. 12A, Cl. E, 3 Month EURIBOR +6.10% @ Floor	EUR	6.10	4/20/2032	1,450,000	[b,c]	1,738,549
Babson Euro CLO, Ser. 2014-2A, Cl. FR, 3 Month EURIBOR +7.00% @ Floor	EUR	7.00	11/25/2029	2,000,000	[b,c]	2,214,121
Barings CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.50%		5.74	4/15/2031	2,900,000	[b,c]	2,745,545
Barings CLO, Ser. 2019-3A, Cl. E, 3 Month LIBOR +6.78%		7.00	4/20/2031	1,000,000	[b,c]	1,001,249
Battalion XIV CLO, Ser. 2019-14A, Cl. D, 3 Month LIBOR +3.95%		4.17	4/20/2032	1,000,000	[b,c]	1,002,343
Dryden 69 Euro CLO, Ser. 2019-69A, Cl. E, 3 Month EURIBOR +6.29% @ Floor	EUR	6.29	4/18/2032	500,000	[b,c]	602,357
Dryden 69 Euro CLO, Ser. 2019-69X, Cl. E, 3 Month EURIBOR +6.29% @ Floor	EUR	6.29	4/18/2032	1,000,000	[c]	1,204,714
Euro-Galaxy VII CLO, Ser. 2019-7A, Cl. E, 3 Month EURIBOR +6.16% @ Floor	EUR	6.16	4/25/2032	1,175,000	[b,c]	1,411,467
KKR 23 CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		6.22	10/20/2031	2,000,000	[b,c]	1,937,898
KKR CLO, Ser. 26, Cl. E, 3 Month LIBOR +7.00%		7.24	7/15/2032	1,000,000	[b,c]	996,175
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. D, 3 Month LIBOR +2.50%		2.74	4/15/2029	765,000	[b,c]	748,980

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 10.9% (continued)
Collateralized Loan Obligations Debt - 3.4% (continued)
Neuberger Berman Loan Advisers CLO, Ser. 2017-24A, Cl. E, 3 Month LIBOR +6.02%		6.24	4/19/2030	1,000,000	[b,c]	994,714
Neuberger Berman Loan Advisers CLO, Ser. 2017-25A, Cl. E, 3 Month LIBOR +6.15%		6.37	10/18/2029	1,000,000	[b,c]	1,000,000
Northwoods Capital 19 CLO, Ser. 2020-21A, Cl. E, 3 Month EURIBOR +6.86% @ Floor	EUR	6.86	6/16/2033	1,500,000	[b,c]	1,814,720
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		6.27	4/17/2031	2,000,000	[b,c]	1,819,298
St. Pauls CLO, Ser. 11-A, Cl. E, 3 Month EURIBOR +6.00% @ Floor	EUR	6.00	1/17/2032	1,000,000	[b,c]	1,193,061
York 1 CLO, Ser. 2014-1A, Cl. DRR, 3 Month LIBOR +3.01%		3.23	10/22/2029	570,000	[b,c]	567,814
					24,212,311
Commercial & Professional Services - .8%
Adtalem Global Education, Sr. Scd. Notes		5.50	3/1/2028	2,302,000	[b]	2,296,935
Team Health Holdings, Gtd. Notes		6.38	2/1/2025	1,550,000	[b]	1,402,750
Verisure Midholding, Gtd. Notes	EUR	5.25	2/15/2029	1,650,000	[b]	2,054,030
					5,753,715
Consumer Discretionary - 1.2%
Allen Media, Gtd. Notes		10.50	2/15/2028	1,650,000	[b]	1,740,494
Caesars Entertainment, Sr. Unscd. Notes		8.13	7/1/2027	2,143,000	[b,d]	2,338,024
Carnival, Sr. Unscd. Bonds	EUR	7.63	3/1/2026	525,000	[b]	679,078
Carnival, Sr. Unscd. Notes		5.75	3/1/2027	1,700,000	[b]	1,727,880
Carnival, Sr. Unscd. Notes		7.63	3/1/2026	636,000	[b]	669,390
Lions Gate Capital Holdings, Gtd. Notes		6.38	2/1/2024	1,400,000	[b]	1,432,494
					8,587,360
Energy - .5%
Archrock Partners, Gtd. Notes		6.25	4/1/2028	1,010,000	[b]	1,054,187
Blue Racer Midstream, Sr. Unscd. Notes		7.63	12/15/2025	959,000	[b]	1,032,925
Crestwood Midstream Partners, Gtd. Notes		5.63	5/1/2027	1,468,000	[b]	1,457,907
					3,545,019
Health Care - .2%
LifePoint Health, Gtd. Notes		5.38	1/15/2029	635,000	[b]	638,969
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.38	6/1/2025	492,000	[b]	527,977
					1,166,946

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 10.9% (continued)
Industrial - .3%
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	1,585,000	[b,d]	1,726,659
Internet Software & Services - .3%
Endurance Acquisition Merger Sub, Sr. Unscd. Notes		6.00	2/15/2029	770,000	[b]	747,862
Northwest Fiber, Sr. Unscd. Notes		6.00	2/15/2028	1,440,000	[b]	1,452,600
					2,200,462
Materials - .2%
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	1,476,000	[b]	1,527,660
Media - 1.0%
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	1,655,000	[b]	1,172,485
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	1,500,000	[b]	1,577,812
TEGNA, Gtd. Notes		5.00	9/15/2029	2,856,000		2,978,808
Townsquare Media, Sr. Scd. Notes		6.88	2/1/2026	1,230,000	[b]	1,288,696
					7,017,801
Real Estate - .3%
Ladder Capital Finance Holdings, Gtd. Notes		4.25	2/1/2027	2,013,000	[b]	1,947,577
Retailing - 1.1%
BCPE Ulysses Intermediate, Sr. Unscd. Notes		7.75	4/1/2027	1,500,000	[b]	1,529,062
Park River Holdings, Gtd. Notes		5.63	2/1/2029	1,400,000	[b]	1,374,205
Staples, Sr. Scd. Notes		7.50	4/15/2026	1,558,000	[b]	1,563,765
White Cap Buyer, Sr. Unscd. Notes		6.88	10/15/2028	1,500,000	[b]	1,597,987
White Cap Parent, Sr. Unscd. Notes		8.25	3/15/2026	1,570,000	[b]	1,659,302
					7,724,321
Technology Hardware & Equipment - .3%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	1,100,000	[b]	1,403,008
Diebold Nixdorf, Gtd. Notes		8.50	4/15/2024	970,000	[d]	990,612
					2,393,620
Telecommunication Services - .4%
CommScope, Gtd. Notes		7.13	7/1/2028	1,006,000	[b]	1,056,370
Zayo Group Holdings, Sr. Scd. Notes		4.00	3/1/2027	1,700,000	[b]	1,695,214
					2,751,584
Total Bonds and Notes (cost $74,598,587)				76,850,965

Floating Rate Loan Interests - 87.2%
Advertising - 2.1%
ABG Intermediate Holdings 2, 2021 Refinancing Term Loan, 3 Month LIBOR +3.25%		4.00	12/4/2024	2,779,582	[c]	2,781,764

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.2% (continued)
Advertising - 2.1% (continued)
ABG Intermediate Holdings 2, First Lien Incremental Amendment No. 5 Term Loan, 3 Month LIBOR +5.25%		6.25	9/29/2024	944,632	[c]	954,079
Advantage Sales & Marketing, First Lien Initial Term Loan, 3 Month LIBOR +5.25%		5.47	10/28/2027	2,702,169	[c]	2,723,165
Clear Channel Outdoor Holdings, Term Loan B, 2-3 Month LIBOR +3.50%		3.69	8/21/2026	2,800,322	[c]	2,731,098
Polyconcept North America Holdings, First Lien Closing Date Term Loan, 3 Month LIBOR +4.50%		5.50	8/16/2023	1,420,000	[c]	1,373,850
Red Ventures, First Lien Term Loan B-3, 1 Month LIBOR +3.50%		4.25	11/8/2024	1,979,649	[c]	1,987,073
Terrier Media Buyer, 2021 Refinancing Term Loan B, 1 Month LIBOR +3.50%		3.61	12/17/2026	1,963,750	[c]	1,964,515
					14,515,544
Aerospace & Defense - .5%
TransDigm, Tranche Refinancing Term Loan F, 1 Month LIBOR +2.25%		2.36	12/9/2025	3,780,453	[c]	3,736,808
Airlines - 1.3%
American Airlines, 2017 Replacement Class Term Loan B, 1 Month LIBOR +2.00%		2.11	12/14/2023	1,522,359	[c]	1,441,963
American Airlines, 2018 Replacement Term Loan, 1 Month LIBOR +1.75%		1.88	6/27/2025	1,795,000	[c]	1,635,703
American Airlines, 2020 Replacement Term Loan, 1 Month LIBOR +1.75%		1.86	1/29/2027	1,130,580	[c]	1,043,989
JetBlue Airways, Term Loan, 3 Month LIBOR +5.25%		6.25	6/17/2024	1,869,469	[c]	1,928,479
SkyMiles, Initial Term Loan, 3 Month LIBOR +3.75%		4.75	10/20/2027	3,316,877	[c]	3,516,935
					9,567,069
Automobiles & Components - 1.1%
Clarios Global, First Lien Initial Dollar Term Loan, 1 Month LIBOR +3.50%		3.61	4/30/2026	2,993,852	[c]	3,003,837
Clarios Global, First Lien Initial Euro Term Loan, 1 Month EURIBOR +3.75% @ Floor	EUR	3.75	4/30/2026	2,000,000	[c]	2,415,827

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.2% (continued)
Automobiles & Components - 1.1% (continued)
Truck Hero, Initial Term Loan, 1 Month LIBOR +3.75%		4.50	1/29/2028	2,375,245	[c]	2,381,599
					7,801,263
Building Materials - 1.9%
Cornerstone Building, Initial Term Loan, 1 Month LIBOR +3.75%		3.86	4/12/2025	5,243,031	[c]	5,263,243
CP Atlas Buyer, Term Loan B, 3 Month LIBOR +3.75%		4.25	12/27/2027	4,317,473	[c]	4,322,092
Forterra Finance, Replacement Term Loan, 1 Month LIBOR +3.00%		4.00	10/25/2023	2,022,990	[c]	2,030,020
Tamko Building Products, Initial Term Loan, 1 Month LIBOR +3.25%		3.36	5/31/2026	2,004,761	[c]	2,008,520
					13,623,875
Chemicals - 2.7%
Aruba Investments Holdings, First Lien Initial Dollar Term Loan, 3 Month LIBOR +4.00%		4.75	11/24/2027	584,416	[c]	591,721
ColourOZ Investment 2, First Lien Initial Term Loan B-2, 3 Month LIBOR +5.00%		6.00	9/7/2021	4,048,469	[c]	3,940,173
ColourOZ Investment 2, First Lien Initial Term Loan C, 3 Month LIBOR +4.25%		5.25	9/7/2023	719,108	[c]	699,872
CPC Acquisition, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.50	12/29/2027	926,292	[c]	928,607
Encapsys, Term Loan B-2, 1 Month LIBOR +3.25%		4.25	11/30/2024	4,421,028	[c]	4,429,318
INEOS 226, 2026 Tranche Euro Term Loan B, 1 Month EURIBOR +2.75% @ Floor	EUR	2.75	1/29/2026	2,000,000	[c]	2,409,046
INEOS US Petrochem, 2026 Tranche Dollar Term Loan B, 1 Month LIBOR +2.75%		3.25	1/21/2026	1,888,430	[c]	1,899,288
Polar US Borrower, Initial Term Loan, 1-3 Month LIBOR +4.75%		4.93	10/16/2025	4,440,929	[c]	4,435,378
					19,333,403
Commercial & Professional Services - 7.1%
Amentum Government Services Holdings, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		3.61	1/31/2027	2,172,534	[c]	2,167,103
Amentum Government Services Holdings, First Lien Tranche 2 Term Loan, 3 Month LIBOR +4.75%		5.50	1/31/2027	631,417	[c]	639,310

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.2% (continued)
Commercial & Professional Services - 7.1% (continued)
APX Group, Term Loan, 1 Month LIBOR +5.00% and 3 Month PRIME +4.00%	6.18	12/31/2025	3,386,006	[c]	3,402,242
AVSC Holding, Term Loan B-1, 3 Month LIBOR +3.50%	4.50	3/1/2025	1,651,972	[c]	1,426,701
Cast & Crew Payroll, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	3.86	2/7/2026	2,279,752	[c]	2,264,079
Creative Artists Agency, Incremental Term Loan, 1 Month LIBOR +3.75%	3.86	11/26/2026	1,469,400	[c]	1,462,207
Electro Rent, First Lien Initial Term Loan, 3 Month LIBOR +5.00%	6.00	1/31/2024	2,437,542	[c]	2,458,870
Employbridge, Refinancing Term Loan, 3 Month LIBOR +4.50%	5.50	4/18/2025	1,960,367	[c]	1,944,439
Ensemble RCM, Closing Date Term Loan, 3 Month LIBOR +3.75%	3.96	8/1/2026	1,272,052	[c]	1,276,924
MPH Acquisition Holdings, Initial Term Loan, 3 Month LIBOR +2.75%	3.75	6/7/2023	2,727,391	[c]	2,728,168
National Intergovernment, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	4.00	5/23/2025	3,123,393	[c]	3,135,106
New Constellis Borrower, Second Lien Exit Term Loan B, 1 Month LIBOR +11.00%	12.00	3/27/2025	753,759	[c]	677,912
Parexel International, Initial Term Loan, 1 Month LIBOR +2.75%	2.86	9/27/2024	3,080,133	[c]	3,067,489
Pi Lux Finco, Second Lien Facility 1 Term Loan, 1 Month LIBOR +7.25%	7.36	1/1/2026	1,250,000	[c]	1,250,000
Pre-Paid Legal Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%	3.36	5/1/2025	2,800,767	[c]	2,805,318
Prime Security Services Borrower, 2021 Refinancing Term Loan B-1, 1 Month LIBOR +2.75%	3.50	9/23/2026	2,531,016	[c]	2,536,825
Sabre GLBL, 2020 Other Term Loan B, 1 Month LIBOR +4.00%	4.11	12/17/2027	1,454,139	[c]	1,473,232
Team Health Holdings, Initial Term Loan, 1 Month LIBOR +2.75%	3.75	2/6/2024	3,186,160	[c]	2,986,356
TNS, Initial Term Loan, 1 Month LIBOR +4.00%	4.12	8/14/2022	2,486,719	[c]	2,493,719
Verscend Holding, Term Loan B, 1 Month LIBOR +4.00% @ Floor	4.00	8/27/2025	454,384	[c]	457,563
Verscend Holding, Term Loan B, 1 Month LIBOR +4.50%	4.61	8/27/2025	4,406,699	[c]	4,437,524

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.2% (continued)
Commercial & Professional Services - 7.1% (continued)
Weight Watchers International, Initial Term Loan, 1 Month LIBOR +4.75%	5.50	11/29/2024	4,893,012	[c]	4,910,138
				50,001,225
Consumer Discretionary - 5.3%
Allen Media, Initial Term Loan, 3 Month LIBOR +5.50%	5.75	2/10/2027	1,904,742	[c]	1,906,827
AP Gaming I, First Lien Incremental Term Loan B, 3 Month LIBOR +3.50%	4.50	2/15/2024	3,040,695	[c]	2,970,379
AP Gaming I, Term Loan B-1, 3 Month LIBOR +13.00%	14.00	2/15/2024	582,701	[c]	617,663
Aristocrat International, Initial Term Loan, 3 Month LIBOR +3.75%	4.75	10/19/2024	2,498,557	[c]	2,519,120
Caesars Resort Collection, Term Loan B-1, 1 Month LIBOR +4.50%	4.61	7/20/2025	4,491,539	[c]	4,511,391
Carnival, Initial Advance USD Term Loan, 1 Month LIBOR +8.50% @ Floor	8.50	6/30/2025	2,020,000	[c]	2,099,962
Crown Finance US, Initial Dollar Tranche Term Loan, 6 Month LIBOR +2.50%	3.50	2/28/2025	2,515,468	[c]	2,187,740
Crown Finance US, Initial Term Loan B-1, 3 Month LIBOR +6.00%	7.00	5/23/2024	1,013,126		1,297,161
Dealer Tire, Term Loan B-1, 1 Month LIBOR +4.25%	4.36	2/5/2027	3,287,608	[c]	3,294,808
Golden Nugget, First Initial Term Loan, 2 Month LIBOR +2.50%	3.25	10/4/2023	1,719,716	[c]	1,708,520
Landry's Finance Acquisition, 2020 Initial Term Loan, 3 Month LIBOR +12.00%	13.00	10/4/2023	143,811	[c]	165,382
Scientific Games International, Initial Term Loan B-5, 1 Month LIBOR +2.75%	2.86	8/14/2024	3,239,502	[c]	3,192,934
Stars Group Holdings, USD Term Loan, 3 Month LIBOR +3.50%	3.75	7/10/2025	1,228,938	[c]	1,235,175
Travel Leaders Group, 2018 Refinancing Term Loan, 1 Month LIBOR +4.00%	4.11	1/25/2024	1,898,261	[c]	1,777,256
UFC Holdings, Term Loan B-3, 3 Month LIBOR +3.00%	3.75	4/29/2026	3,620,914	[c]	3,632,519
Varsity Brands Holding, First Lien Initial Term Loan, 3 Month LIBOR +3.50%	5.54	12/15/2024	1,420,000	[c]	1,372,082

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.2% (continued)
Consumer Discretionary - 5.3% (continued)
William Morris Endeavor, New Term Loan B-1, 1-3 Month LIBOR +2.75%	2.91	5/18/2025	2,907,654	[c]	2,771,619
				37,260,538
Consumer Staples - .4%
Kronos Acquisition Holdings, Tranche Term Loan B-1, 3 Month LIBOR +3.75%	4.25	12/22/2026	3,090,649	[c]	3,090,974
Diversified Financials - 1.6%
Mermaid Bidco, USD Facility Term Loan B, 2 Month LIBOR +4.25%	5.00	12/12/2027	605,493	[c]	610,037
Paysafe Holdings US, Facility Term Loan B-1, 1 Month LIBOR +3.50%	3.61	1/1/2025	1,668,643	[c]	1,670,670
Russell Investments US, New 2025 Term Loan, 3 Month LIBOR +3.00%	4.00	5/30/2025	2,370,000	[c]	2,378,899
Tegra118 Wealth Solutions, Initial Term Loan, 3 Month LIBOR +4.75%	4.94	2/18/2027	2,806,829	[c]	2,820,863
VFH Parent, Initial Term Loan, 1 Month LIBOR +3.00%	3.11	3/1/2026	4,066,828	[c]	4,082,506
				11,562,975
Electronic Components - .3%
1A Smart Start, Initial Term Loan, 3 Month LIBOR +4.75%	5.75	8/19/2027	1,984,261	[c]	1,997,288
Energy - 2.7%
BCP Renaissance Parent, Initial Term Loan, 3 Month LIBOR +3.50%	4.50	11/1/2024	2,353,069	[c]	2,318,197
Brazos Delaware II, Initial Term Loan, 1 Month LIBOR +4.00%	4.11	5/29/2025	4,033,770	[c]	3,735,553
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%	4.37	7/18/2025	1,752,737	[c]	1,657,870
Lower Cadence Holdings, Initial Term Loan, 1 Month LIBOR +4.00%	4.11	5/22/2026	2,658,299	[c]	2,612,616
Natgasoline, Initial Term Loan, 3 Month LIBOR +3.50%	3.63	11/14/2025	3,484,322	[c]	3,488,677
Traverse Midstream Partners, Advance Term Loan, 1 Month LIBOR +5.50%	6.50	9/27/2024	2,062,670	[c]	2,055,584
WaterBridge Midstream Operating, Initial Term Loan, 6 Month LIBOR +5.75%	6.75	6/21/2026	3,858,033	[c]	3,389,282
				19,257,779

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.2% (continued)
Environmental Control - 1.1%
EnergySolutions, Initial Term Loan, 3 Month LIBOR +3.75%		4.75	5/11/2025	1,984,118	[c]	1,981,638
Filtration Group, Initial Euro Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	3/29/2025	1,979,644	[c]	2,390,032
Packers Holdings, Initial Term Loan, 1 Month LIBOR +3.00%		4.00	12/4/2024	3,167,298	[c]	3,172,239
					7,543,909
Food Products - 1.2%
Atkins Nutritionals Holdings, Initial Term Loan, 3 Month LIBOR +3.75%		4.75	7/7/2024	1,780,066	[c]	1,796,015
Froneri US, Second Lien Facility USD Term Loan, 1 Month LIBOR +5.75%		5.86	1/31/2028	3,346,991	[c]	3,403,489
Shearer's Foods, First Lien Term Loan, 3 Month LIBOR +4.00%		4.75	9/23/2027	3,068,034	[c]	3,087,562
					8,287,066
Food Service - .4%
TKC Holdings, First Lien Initial Term Loan, 2-3 Month LIBOR +3.75%		4.75	2/1/2023	1,413,284	[c]	1,393,851
TKC Holdings, Second Lien Initial Term Loan, 3 Month LIBOR +8.00%		9.00	2/1/2024	1,224,564	[c]	1,126,312
					2,520,163
Forest Products & Paper - .3%
Neenah, Initial Term Loan, 3 Month LIBOR +4.00%		5.00	6/30/2027	2,156,214	[c]	2,172,385
Health Care - 10.6%
Agiliti Health, Amendment No. 2 Term Loan, 1 Month LIBOR +3.50% @ Floor		3.50	1/4/2026	288,279	[c]	287,918
Agiliti Health, Term Loan, 1 Month LIBOR +2.75%		2.88	1/4/2026	2,590,691	[c]	2,582,595
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	4/21/2024	2,961,914	[c]	2,884,697
Albany Molecular Research, 2020 Term Loan, 2-3 Month LIBOR +3.50%		4.50	8/30/2024	1,558,763	[c]	1,572,075
Albany Molecular Research, First Lien Initial Term Loan, 2-3 Month LIBOR +3.25%		4.25	8/30/2024	1,472,810	[c]	1,479,806
Alphabet Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		3.61	9/28/2024	2,020,778	[c]	2,017,879

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.2% (continued)
Health Care - 10.6% (continued)
Alphabet Holding, Second Lien Initial Term Loan, 1 Month LIBOR +7.75%		7.86	8/15/2025	1,600,000	[c]	1,609,000
Auris Luxembourg III, Facility Term Loan B-2, 1 Month LIBOR +3.75%		3.86	2/21/2026	5,700,624	[c]	5,632,388
CAB SELARL, Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	2/9/2028	1,500,000	[c]	1,812,757
CPI Holdco, First Lien Term Loan B-1, 1 Month LIBOR +4.00%		4.11	11/4/2026	2,328,493	[c]	2,340,147
Da Vinci Purchaser, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		5.00	1/8/2027	4,200,418	[c]	4,218,794
Dentalcorp Health Service, Initial Term Loan, 1 Month LIBOR +3.75%		4.75	6/6/2025	3,826,539	[c]	3,808,612
eResearchTechnology, 2021 Incremental Term Loan, 1 Month LIBOR +4.50%		5.50	2/4/2027	3,001,740	[c]	3,020,501
Femur Buyer, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		4.75	3/5/2026	3,960,318	[c]	3,826,657
Financiere Mendel, Term Loan, 6 Month EURIBOR +4.50% @ Floor	EUR	4.50	4/12/2026	3,000,000	[c]	3,643,033
Gainwell Acquisition, Term Loan B, 3 Month LIBOR +4.00%		4.75	10/1/2027	4,154,259	[c]	4,150,811
Global Medical Response, 2020 Term Loan, 3 Month LIBOR +4.75%		5.75	10/2/2025	3,300,000	[c]	3,309,289
LifePoint Health, First Lien Term Loan B, 1 Month LIBOR +3.75%		3.86	11/16/2025	2,292,842	[c]	2,298,334
MED ParentCo, First Lien Delayed Draw Term Loan, 1 Month LIBOR +4.25%		4.36	8/31/2026	726,665	[c,e]	718,188
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		4.36	8/31/2026	2,897,748	[c]	2,863,946
MED ParentCo, First Lien Second Amendment Additional Term Loan, 1 Month LIBOR +6.25%		7.25	8/31/2026	944,632	[c]	954,079
Ortho-Clinical Diagnostics, 2020 Incremental Euro Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	6/30/2025	2,364,036	[c]	2,859,957
Ortho-Clinical Diagnostics, Refinancing Term Loan, 1-3 Month LIBOR +3.25%		3.36	6/30/2025	309,725	[c]	310,616
Pathway Vet Alliance, 2021 Replacement Term Loan, 1 Month LIBOR +3.75%		3.86	3/31/2027	2,424,500	[c]	2,438,441

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.2% (continued)
Health Care - 10.6% (continued)
PetVet Care Centers, 2021 First Lien New Term Loan, 1 Month LIBOR +3.50%	4.25	2/14/2025	1,269,595	[c]	1,272,972
PetVet Care Centers, First Lien Initial Term Loan, 1 Month LIBOR +2.75%	2.86	2/14/2025	2,133,454	[c]	2,115,682
PetVet Care Centers, Second Lien Initial Term Loan, 1 Month LIBOR +6.25%	6.36	2/15/2026	1,488,652	[c]	1,487,536
Pluto Acquisition I, First Lien 2020 Incremental Term Loan, 1 Month LIBOR +5.00%	5.50	6/20/2026	2,597,554	[c]	2,626,777
Sotera Health Holdings, Term Loan, 2 Month LIBOR +2.75%	3.25	12/13/2026	1,233,742	[c]	1,235,667
Surgery Center Holdings, 2020 Incremental Term Loan, 1 Month LIBOR +8.00%	9.00	8/31/2024	1,270,400	[c]	1,307,324
Surgery Center Holdings, Initial Term Loan, 1 Month LIBOR +3.25%	4.25	8/31/2024	2,710,962	[c]	2,704,659
US Anesthesia Partners, First Lien Initial Term Loan, 3 Month LIBOR +3.00%	4.00	6/23/2024	1,396,054	[c]	1,389,185
				74,780,322
Industrial - 3.7%
Brand Industrial Services, Initial Term Loan, 3 Month LIBOR +4.25%	5.25	6/21/2024	4,117,387	[c]	4,106,023
CIRCOR International, New Term Loan, 1 Month LIBOR +3.25%	4.25	12/11/2024	1,603,378	[c]	1,591,353
Engineered Machinery Holdings , First Lien Initial Term Loan, 3 Month LIBOR +3.00%	4.00	7/19/2024	2,696,624	[c]	2,699,995
Pro Mach Group, First Lien Third Amendment Delayed Draw Term Loan, 3 Month LIBOR +3.50% @ Floor	3.50	3/7/2025	524,465	[c,e]	548,066
Pro Mach Group, First Lien Third Amendment Incremental Term Loan, 6 Month LIBOR +3.50%	4.50	3/7/2025	1,584,977	[c]	1,575,078
Qualtek USA, Tranche Term Loan B, 2-3 Month LIBOR +6.25%	7.25	7/18/2025	2,446,489	[c]	2,356,788
Restaurant Technologies, First Lien Initial Term Loan, 1 Month LIBOR +3.25%	3.36	10/1/2025	2,281,122	[c]	2,261,881
Titan Acquisition, Initial Term Loan, 3 Month LIBOR +3.00%	3.27	3/28/2025	1,995,065	[c]	1,966,496

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.2% (continued)
Industrial - 3.7% (continued)
USIC Holdings, Term Loan B, 1 Month LIBOR +3.00%	4.00	12/9/2023	2,995,944	[c,e]	2,998,445
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%	5.00	3/8/2025	3,014,750	[c]	2,472,095
Ventia Deco, 2019 Refinancing Term Loan B, 3 Month LIBOR +4.00%	5.00	5/21/2026	2,184,857	[c]	2,194,415
Yak Access, First Lien Initial Term Loan, 3 Month LIBOR +5.00%	5.25	7/11/2025	1,743,823	[c]	1,597,342
				26,367,977
Information Technology - 9.5%
Ascend Learning, Incremental Term Loan, 1 Month LIBOR +3.75%	4.75	7/12/2024	1,850,404	[c]	1,858,499
Athenahealth, Additional Term Loan B-1, 3 Month LIBOR +4.25%	4.45	2/11/2026	2,508,407	[c]	2,528,399
Boxer Parent, Initial Dollar Term Loan, 3 Month LIBOR +3.75%	3.90	10/2/2025	4,060,240	[c]	4,069,213
Camelot Finance, Initial Term Loan, 1 Month LIBOR +3.00%	3.11	10/31/2026	2,354,469	[c]	2,356,235
CT Technologies, Initial Term Loan, 1 Month LIBOR +5.00%	6.00	12/16/2025	2,996,110	[c]	3,014,835
DCert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%	4.11	10/16/2026	3,799,696	[c]	3,809,538
DCert Buyer, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%	7.11	2/16/2029	1,000,000	[c]	1,011,665
Dun & Bradstreet, Term Loan B, 1 Month LIBOR +3.25%	3.36	2/8/2026	4,390,147	[c]	4,403,866
Finastra USA, First Lien Dollar Term Loan, 3 Month LIBOR +3.50%	4.50	6/13/2024	4,813,923	[c]	4,775,027
Greeneden US Holdings II, Dollar Term Loan B-4, 1 Month LIBOR +4.00%	4.75	12/1/2027	3,330,523	[c]	3,348,841
Hyland Software, 2018 Refinancing Term Loan, 1 Month LIBOR +3.50%	4.25	7/1/2024	3,998,855	[c]	4,019,169
Ivanti Software, First Lien Initial Term Loan, 3 Month LIBOR +4.75%	5.75	12/1/2027	3,734,192	[c]	3,770,078
Ivanti Software, Term Loan B, 1 Month LIBOR +4.00%	4.75	12/1/2027	1,005,039	[c]	1,011,069
Liftoff Mobile, Term Loan, 1 Month LIBOR +4.25% @ Floor	4.25	2/17/2028	680,473	[c]	680,473
Mitchell International, First Lien Initial Term Loan, 1 Month LIBOR +3.25%	3.36	12/1/2024	4,132,761	[c]	4,098,604

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.2% (continued)
Information Technology - 9.5% (continued)
Quest Software US Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.25%	4.46	5/18/2025	2,331,280	[c]	2,340,640
Rackspace Technology, Term Loan B, 3 Month LIBOR +2.75%	3.50	2/9/2028	2,206,684	[c]	2,209,332
RealPage, Term Loan, 1 Month LIBOR +3.75% @ Floor	3.75	2/18/2028	4,296,201	[c]	4,306,512
SCS Holdings I, New Tranche Term Loan B, 1 Month LIBOR +3.50%	3.61	7/1/2026	3,067,826	[c]	3,081,094
Software Luxembourg Acquisition , Second Out Term Loan, 3 Month LIBOR +7.50%	8.50	4/27/2025	595,381	[c]	595,196
Software Luxembourg Acquisition , Senior Secured Term Loan, 3 Month LIBOR +7.50%	8.50	12/27/2024	180,880	[c]	185,629
Sophia, Closing Date Term Loan, 3 Month LIBOR +3.75%	4.50	10/7/2027	1,959,713	[c]	1,969,052
TIBCO Software, Term Loan B-3, 1 Month LIBOR +3.75%	3.87	7/3/2026	3,596,924	[c]	3,601,420
UKG, 2021 Incremental Term Loan, 3 Month LIBOR +3.25%	4.00	5/3/2026	1,239,589	[c]	1,249,313
UKG, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	3.86	5/3/2026	1,750,856	[c]	1,760,976
Ultimate Software Group, Second Lien Initial Term Loan, 3 Month LIBOR +6.75%	7.50	5/3/2027	174,107	[c]	180,582
Waystar Technologies, Term Loan B, 1 Month LIBOR +4.00%	4.75	10/23/2026	1,024,274	[c]	1,029,396
				67,264,653
Insurance - 3.4%
AssuredPartners, 2020 February Refinancing Term Loan, 1 Month LIBOR +3.50%	3.62	2/13/2027	2,343,036	[c]	2,340,658
AssuredPartners, 2020 June Incremental Term Loan, 1 Month LIBOR +4.50%	5.50	2/13/2027	689,526	[c]	695,732
Asurion, New Term Loan B-7, 1 Month LIBOR +3.00%	3.11	11/3/2024	1,712,368	[c]	1,710,099
Asurion, New Term Loan B-8, 1 Month LIBOR +3.25%	3.36	12/23/2026	1,643,049	[c]	1,640,354
Asurion, Replacement Term Loan B-6, 1 Month LIBOR +3.00%	3.11	11/3/2023	662,528	[c]	662,184
Asurion, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%	5.36	2/3/2028	5,427,585	[c]	5,592,964
HUB International, Incremental Term Loan B-3, 3 Month LIBOR +3.25%	4.00	4/25/2025	2,579,105	[c]	2,593,380

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.2% (continued)
Insurance - 3.4% (continued)
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%	4.61	2/28/2025	4,178,998	[c]	4,141,555
Sedgwick CMS, 2019 New Term Loan, 3 Month LIBOR +3.75%	4.12	9/3/2026	1,264,527	[c]	1,267,183
Sedgwick CMS, 2020 Term Loan, 1 Month LIBOR +4.25%	5.25	9/3/2026	256,266	[c]	258,444
Sedgwick CMS, Term Loan, 1 Month LIBOR +3.25%	3.36	12/31/2025	3,182,611	[c]	3,165,138
				24,067,691
Internet Software & Services - 3.0%
Endure Digital, Term Loan, 1 Month LIBOR +4.25% @ Floor	4.25	1/27/2028	5,320,000	[c]	5,293,400
ION Trading Finance, Initial Dollar Term Loan, 3 Month LIBOR +4.00%	5.00	11/21/2024	2,456,093	[c]	2,467,219
ProQuest, First Lien Initial Term Loan, 1 Month LIBOR +3.25%	3.36	10/23/2026	3,320,833	[c]	3,327,059
PUG, USD Term Loan B, 1 Month LIBOR +3.50%	3.61	2/13/2027	3,067,714	[c]	2,987,187
Trader, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.00%	4.00	9/28/2023	3,179,841	[c]	3,199,715
WeddingWire, First Lien Initial Term Loan, 2-3 Month LIBOR +4.50%	4.69	12/21/2025	3,737,067	[c]	3,711,374
				20,985,954
Materials - 5.1%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	4.69	7/31/2025	4,006,073	[c]	4,003,589
Charter NEX US, First Lien Term Loan, 1 Month LIBOR +4.25%	5.00	12/1/2027	4,213,696	[c]	4,254,948
Fort Dearborn Holding, First Lien Initial Term Loan, 1-3 Month LIBOR +4.00%	5.00	10/19/2023	2,426,394	[c]	2,424,878
Graham Packaging, Retired Initial Term Loan, 1 Month LIBOR +3.00%	3.75	8/4/2027	1,619,587	[c]	1,625,110
LABL, USD Facility Term Loan B, 1 Month LIBOR +4.00%	4.11	7/2/2026	3,003,581	[c]	3,021,423
Murray Energy, Superpriority Term Loan B-2, 1 Month LIBOR +9.35% @ Floor	9.35	10/17/2022	4,156,376	[c,f,g]	51,955
Plaze, 2020-1 Additional Term Loan, 1 Month LIBOR +4.25%	5.25	8/3/2026	1,514,749	[c]	1,515,378

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.2% (continued)
Materials - 5.1% (continued)
Plaze, Initial Term Loan, 1 Month LIBOR +3.50%		3.61	8/3/2026	1,775,869	[c]	1,769,218
Proampac PG Borrower, 2020-1 Term Loan, 3 Month LIBOR +4.00%		5.00	11/18/2025	4,110,564	[c]	4,127,274
Tecostar Holdings, 2017 First Lien Term Loan, 3 Month LIBOR +3.50%		4.50	5/1/2024	3,536,846	[c]	3,507,384
Tosca Services, 2021 Refinancing Term Loan, 3 Month LIBOR +3.50%		4.25	8/18/2027	2,204,031	[c]	2,217,817
TricorBraun, First Lien Closing Date Term Loan, 3 Month PRIME +2.75%		6.00	11/30/2023	4,641,037	[c]	4,645,377
TricorBraun Holdings, Delayed Draw Term Loan, 1 Month LIBOR +3.75% @ Floor		3.75	1/29/2028	339,949	[c,e]	340,216
TricorBraun Holdings, Term Loan, 1 Month LIBOR +3.75% @ Floor		3.75	1/29/2028	1,511,356	[c]	1,512,543
Weener Plastics Group, Facility Term Loan B, 3 Month EURIBOR +3.75% @ Floor	EUR	3.75	5/17/2025	1,000,000	[c]	1,210,326
					36,227,436
Media - 3.3%
Banijay Group US Holding, Facility USD Term Loan B, 3 Month LIBOR +3.75%		3.87	3/1/2025	3,062,069	[c]	3,059,680
E.W. Scripps, Tranche Term Loan B-3, 1 Month LIBOR +3.00%		3.75	1/7/2028	1,699,168	[c]	1,704,614
iHeartCommunications, Second Amendment Incremental Term Loan, 1 Month LIBOR +4.00%		4.75	5/1/2026	1,651,700	[c]	1,661,511
Meredith, Tranche Term Loan B-3, 3 Month LIBOR +4.25%		5.25	1/31/2025	2,259,957	[c]	2,306,568
NEP Group, First Lien Initial Dollar Term Loan, 1 Month LIBOR +3.25%		3.36	10/20/2025	1,829,873	[c]	1,787,722
NewCo Financing Partnership, Facility AV1 Term Loan, 1 Month LIBOR +3.50%		3.61	1/31/2029	2,290,098	[c]	2,297,415
Nielsen Finance, Dollar Term Loan B-5, 1 Month LIBOR +3.75%		4.75	6/4/2025	1,286,978	[c]	1,302,834
Radiate Holdco, Term Loan B, 1 Month LIBOR +3.50%		4.25	9/25/2026	3,028,865	[c]	3,044,963
Univision Communications, 2017 Replacement Term Loan, 1 Month LIBOR +2.75%		3.75	3/15/2024	1,340,000	[c]	1,340,241

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.2% (continued)
Media - 3.3% (continued)
UPC Financing Partnership, Facility AV Advance Term Loan, 1 Month LIBOR +3.50%	3.61	1/31/2029	2,290,098	[c]	2,297,415
Virgin Media Bristol, Term Loan B, 1 Month LIBOR +3.25% @ Floor	3.25	1/31/2029	1,034,847	[c]	1,037,569
WideOpenWest Finance, Refinancing Term Loan B, 1 Month LIBOR +3.25%	4.25	8/19/2023	1,361,855	[c]	1,365,259
				23,205,791
Real Estate - .3%
Brookfield Retail Holdings, Initial Term Loan A-2, 1 Month LIBOR +3.00%	3.12	8/24/2023	1,855,910	[c]	1,824,981
Retailing - 6.0%
Bass Pro Group, Initial Term Loan, 1 Month LIBOR +5.00%	5.75	9/25/2024	4,835,283	[c]	4,854,164
Bass Pro Group, Term Loan B-1, 3 Month LIBOR +4.25%	5.00	2/26/2028	4,753,711	[c]	4,729,942
Foundation Building Materials, First Lien Initial Term Loan, 1 Month LIBOR +3.75% @ Floor	3.75	1/29/2028	393,470	[c]	393,323
Foundation Building Materials, Sailor Term Loan, 1 Month LIBOR +3.75% @ Floor	3.75	1/29/2028	227,549	[c]	227,464
Harbor Freight Tools, 2020 Initial Term Loan, 3 Month LIBOR +3.25%	4.00	10/19/2027	1,973,031	[c]	1,984,445
IRB Holding, Fourth Amendment Incremental Term Loan, 1 Month LIBOR +3.25%	4.25	12/15/2027	2,669,677	[c]	2,683,733
LBM Acquisition, Delayed Draw Term Loan, 1 Month LIBOR +3.75%	4.50	12/17/2027	546,164	[c,e]	548,043
LBM Acquisition, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	4.50	12/17/2027	2,457,740	[c]	2,466,195
Leslie's Poolmart, Tranche Term Loan B-2, 1 Month LIBOR +3.50%	3.61	8/16/2023	1,414,996	[c]	1,416,595
LS Group OpCo Acquistion, Initial Term Loan, 3 Month LIBOR +3.50%	4.25	11/2/2027	1,959,206	[c]	1,969,002
Michaels Stores, 2020 Refinancing Term Loan B, 1 Month LIBOR +3.50%	4.25	10/1/2027	1,641,750	[c]	1,645,239
Park River Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.25%	4.00	12/28/2027	3,883,782	[c]	3,896,618

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.2% (continued)
Retailing - 6.0% (continued)
Petco Health & Wellness, Term Loan B, 1 Month LIBOR +4.00% @ Floor	4.00	2/25/2028	3,440,000	[c]	3,442,150
PetSmart, Term Loan, 1 Month LIBOR +4.50% @ Floor	4.50	1/29/2028	2,410,400	[c]	2,430,358
Staples, 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%	5.21	4/12/2026	2,625,953	[c]	2,581,995
Talbots, First Lien Initial Term Loan, 3 Month LIBOR +7.00%	8.00	11/28/2022	1,735,900	[c]	1,327,963
White Cap Buyer, Initial Closing Date Term Loan, 3 Month LIBOR +4.00%	4.50	10/19/2027	2,902,278	[c]	2,917,950
Woof Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.75%	4.50	12/21/2027	3,069,227	[c]	3,083,299
				42,598,478
Semiconductors & Semiconductor Equipment - .7%
Natel Engineering, Initial Term Loan, 6 Month LIBOR +5.00%	6.00	4/30/2026	3,105,582	[c]	2,963,906
Ultra Clean Holdings, Term Loan B, 1 Month LIBOR +4.50%	4.61	8/27/2025	2,225,412	[c]	2,230,976
				5,194,882
Technology Hardware & Equipment - 4.2%
Access CIG, First Lien Term Loan B, 1 Month LIBOR +3.75%	3.87	2/27/2025	1,907,057	[c]	1,907,353
Austin Bidco, Closing Date Term Loan, 1 Month LIBOR +4.25%	5.00	2/11/2028	1,985,487	[c]	2,001,569
Cardtronics USA, Initial Term Loan, 1 Month LIBOR +4.00%	5.00	6/29/2027	1,700,545	[c]	1,706,931
Everi Payments, Term Loan, 1 Month LIBOR +10.50%	11.50	5/9/2024	2,240,835	[c]	2,364,080
McAfee, USD Term Loan B, 1 Month LIBOR +3.75%	3.86	9/29/2024	5,096,705	[c]	5,116,684
Peraton, Delayed Draw Term Loan, 1 Month LIBOR +4.50% @ Floor	4.50	2/24/2028	2,167,414	[c,e]	2,178,251
Peraton, First Lien Term Loan, 1 Month LIBOR +4.50% @ Floor	4.50	2/24/2028	1,231,551	[c]	1,237,708
Perforce Software, Term Loan, 1 Month LIBOR +3.75%	3.86	7/1/2026	3,841,472	[c]	3,844,891
Redstone Buyer, Initial Term Loan, 3 Month LIBOR +5.00%	6.00	9/1/2027	2,474,244	[c]	2,508,784
Surf Holdings, Senior Secured First Lien Dollar Tranche Term Loan, 3 Month LIBOR +3.50%	3.73	3/5/2027	2,749,154	[c]	2,742,487
Tempo Acquisition, Extending Term Loan, 1 Month LIBOR +3.25%	3.36	10/31/2026	2,319,050	[c]	2,325,323

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 87.2% (continued)
Technology Hardware & Equipment - 4.2% (continued)
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	4.18	8/20/2025	1,554,054	[c]	1,520,424
				29,454,485
Telecommunication Services - 5.1%
Altice France, USD TLB-13 Incremental Term Loan, 3 Month LIBOR +4.00%	4.20	8/14/2026	5,819,395	[c]	5,833,944
CCI Buyer, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	4.75	12/17/2027	4,067,491	[c]	4,103,102
CommScope, Initial Term Loan, 1 Month LIBOR +3.25%	3.36	4/4/2026	3,848,787	[c]	3,852,713
Connect Finco, Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR +3.50%	4.50	12/12/2026	3,236,623	[c]	3,254,829
Cyxtera DC Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.00%	4.00	5/1/2024	1,927,504	[c]	1,905,511
Eagle Broadband Investments, Initial Term Loan, 3 Month LIBOR +3.00%	3.75	11/12/2027	2,536,590	[c]	2,552,710
Iridium Satellite, Term Loan B-1, 1 Month LIBOR +2.75%	3.75	11/4/2026	5,193,456	[c]	5,226,824
MTN Infrastructure TopCo, 2020 Incremental Term Loan, 1 Month LIBOR +4.00%	5.00	11/17/2024	442,878	[c]	445,370
MTN Infrastructure TopCo, Initial Term Loan, 1 Month LIBOR +3.00%	4.00	11/17/2024	3,141,902	[c]	3,146,489
West, Initial Term Loan B, 1-3 Month LIBOR +4.00%	5.00	10/10/2024	5,572,699	[c]	5,506,523
				35,828,015
Utilities - 2.3%
Astoria Energy, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	12/10/2027	2,016,637	[c]	2,023,101
Eastern Power, Term Loan B, 3 Month LIBOR +3.75%	4.75	10/2/2025	5,586,062	[c]	5,312,345
EFS Cogen Holdings I, Advance Term Loan B, 3 Month LIBOR +3.50%	4.50	10/1/2027	5,185,457	[c]	5,201,661
Helix Gen Funding, Term Loan, 1 Month LIBOR +3.75%	4.75	6/3/2024	3,462,974	[c]	3,453,849
				15,990,956
Total Floating Rate Loan Interests (cost $614,113,868)			616,063,885

Description			Shares		Value ($)
Common Stocks - .2%
Commercial & Professional Services - .0%
New Constellis Borrower			47,534	[g,h]	190,136
Information Technology - .2%
SkillSoft, Cl. A			5,576	[g,h]	1,003,680
Total Common Stocks (cost $778,949)			1,193,816

Exchange-Traded Funds - .7%
Registered Investment Companies - .7%
Invesco Senior Loan ETF			130,598	[d]	2,899,276
SPDR Blackstone Senior Loan ETF			39,356		1,810,376
Total Exchange-Traded Funds (cost $4,613,386)			4,709,652
		Maturity Date	Number of Warrants
Warrants - .0%
Consumer Discretionary - .0%
Cineworld Warrants (cost $0)		2/28/2025	332,725		290,416
	1-Day Yield (%)		Shares
Investment Companies - 5.3%
Registered Investment Companies - 5.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $37,793,690)	0.07		37,793,690	[i]	37,793,690

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $4,917,620)	0.03	4,917,620	[i] 4,917,620
Total Investments (cost $736,816,100)		105.0%	741,820,044
Liabilities, Less Cash and Receivables		(5.0%)	(35,163,955)
Net Assets		100.0%	706,656,089

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

SPDR—Standard & Poor's Depository Receipt

EUR—Euro

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, these securities were valued at $71,676,831 or 10.14% of net assets.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Security, or portion thereof, on loan. At February 28, 2021, the value of the fund’s securities on loan was $7,132,130 and the value of the collateral was $7,333,424, consisting of cash collateral of $4,917,620 and U.S. Government & Agency securities valued at $2,415,804.

e Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

f Non-income producing—security in default.

g The fund held Level 3 securities at February 28, 2021, these securities were valued at $1,245,771 or .18% of net assets.

h Non-income producing security.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Consumer, Non-cyclical	20.3
Consumer, Cyclical	16.7
Communications	15.1
Technology	14.9
Industrial	13.2
Investment Companies	6.7
Financial	5.6
Basic Materials	3.6
Collateralized Loan Obligations	3.4
Energy	3.2
Utilities	2.3
105.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 8/31/20 ($)	Purchases ($)†	Sales ($)	Value 2/28/21 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	44,896,589	160,569,419	(167,672,318)	37,793,690	5.3	14,730
Investment of Cash Collateral for Securities Loaned;††
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	4,650,750	24,101,803	(28,752,553)	-	-	3,979†††
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares	-	24,579,115	(19,661,495)	4,917,620.7		9,771†††
Total	49,547,339	209,250,337	(216,086,366)	42,711,310	6.0	28,480

† Includes reinvested dividends/distributions.

†† Effective November 9, 2020, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund SL Shares.

††† Represents securities lending income earned from reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS February 28, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Citigroup
United States Dollar	30,113,088	Euro	24,800,000	3/26/2021	165,848
United States Dollar	3,839,353	British Pound	2,720,000	3/26/2021	49,006
Gross Unrealized Appreciation					214,854

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $7,132,130)—Note 1(c):
Unaffiliated issuers	694,104,790	699,108,734
Affiliated issuers	42,711,310	42,711,310
Cash		1,099,650
Cash denominated in foreign currency	5,170,653	5,099,194
Receivable for shares of Common Stock subscribed		12,766,546
Receivable for investment securities sold		10,169,832
Dividends, interest and securities lending income receivable		2,490,001
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		214,854
Prepaid expenses		48,196
		773,708,317
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		358,884
Payable for investment securities purchased		61,356,433
Liability for securities on loan—Note 1(c)		4,917,620
Payable for shares of Common Stock redeemed		293,011
Directors’ fees and expenses payable		11,046
Other accrued expenses		115,234
		67,052,228
Net Assets ($)		706,656,089
Composition of Net Assets ($):
Paid-in capital		803,397,468
Total distributable earnings (loss)		(96,741,379)
Net Assets ($)		706,656,089

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	20,047,778	302,491	83,036,598	603,269,222
Shares Outstanding	1,744,186	26,330	7,239,802	52,671,304
Net Asset Value Per Share ($)	11.49	11.49	11.47	11.45

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2021 (Unaudited)

Investment Income ($):
Income:
Interest	16,516,530
Dividends:
Unaffiliated issuers	144,351
Affiliated issuers	14,730
Income from securities lending—Note 1(c)	13,750
Total Income	16,689,361
Expenses:
Management fee—Note 3(a)	2,143,745
Loan commitment fees—Note 2	151,167
Shareholder servicing costs—Note 3(c)	63,371
Professional fees	60,862
Registration fees	38,807
Directors’ fees and expenses—Note 3(d)	32,009
Prospectus and shareholders’ reports	17,838
Chief Compliance Officer fees—Note 3(c)	7,299
Custodian fees—Note 3(c)	3,616
Distribution fees—Note 3(b)	2,155
Miscellaneous	34,082
Total Expenses	2,554,951
Less—reduction in expenses due to undertaking—Note 3(a)	(34,894)
Net Expenses	2,520,057
Investment Income—Net	14,169,304
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	5,467,914
Net realized gain (loss) on forward foreign currency exchange contracts	(758,430)
Net Realized Gain (Loss)	4,709,484
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	15,385,617
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	448,170
Net Change in Unrealized Appreciation (Depreciation)	15,833,787
Net Realized and Unrealized Gain (Loss) on Investments	20,543,271
Net Increase in Net Assets Resulting from Operations	34,712,575

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations ($):
Investment income—net	14,169,304	36,499,136
Net realized gain (loss) on investments	4,709,484	(51,032,034)
Net change in unrealized appreciation (depreciation) on investments	15,833,787	12,413,080
Net Increase (Decrease) in Net Assets Resulting from Operations	34,712,575	(2,119,818)
Distributions ($):
Distributions to shareholders:
Class A	(149,876)	(1,008,899)
Class C	(10,916)	(59,284)
Class I	(1,661,877)	(3,884,311)
Class Y	(13,372,004)	(34,837,342)
Total Distributions	(15,194,673)	(39,789,836)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	14,534,169	4,121,481
Class C	-	25,000
Class I	21,789,120	40,700,690
Class Y	111,714,686	176,816,515
Distributions reinvested:
Class A	135,741	911,140
Class C	9,348	53,747
Class I	1,646,867	3,831,271
Class Y	4,190,104	11,656,045
Cost of shares redeemed:
Class A	(1,459,560)	(23,542,401)
Class C	(532,961)	(927,627)
Class I	(13,275,427)	(58,870,872)
Class Y	(107,826,749)	(364,463,475)
Increase (Decrease) in Net Assets from Capital Stock Transactions	30,925,338	(209,688,486)
Total Increase (Decrease) in Net Assets	50,443,240	(251,598,140)
Net Assets ($):
Beginning of Period	656,212,849	907,810,989
End of Period	706,656,089	656,212,849

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	1,267,129	374,175
Shares issued for distributions reinvested	12,079	81,029
Shares redeemed	(129,377)	(2,149,120)
Net Increase (Decrease) in Shares Outstanding	1,149,831	(1,693,916)
Class C
Shares sold	-	2,176
Shares issued for distributions reinvested	832	4,791
Shares redeemed	(46,988)	(84,525)
Net Increase (Decrease) in Shares Outstanding	(46,156)	(77,558)
Class Ia,b
Shares sold	1,917,746	3,690,759
Shares issued for distributions reinvested	146,873	342,178
Shares redeemed	(1,174,349)	(5,351,245)
Net Increase (Decrease) in Shares Outstanding	890,270	(1,318,308)
Class Ya,b
Shares sold	9,904,654	16,039,487
Shares issued for distributions reinvested	374,457	1,044,871
Shares redeemed	(9,587,430)	(33,225,903)
Net Increase (Decrease) in Shares Outstanding	691,681	(16,141,545)

[a] During the period ended February 28, 2021, 188,399 Class Y shares representing $2,188,954 were exchanged for 188,159 Class I shares.

[b] During the period ended August 31, 2020, 56,251 Class A shares representing $626,502 were exchanged for 56,365 Class I shares, 786,853 Class Y shares representing $8,765,754 were exchanged for 785,942 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	February 28, 2021	Year Ended August 31,
Class A Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	11.16	11.64	12.07	12.13	12.06	12.29
Investment Operations:
Investment income—net[a]	.19	.55	.65	.51	.44	.47
Net realized and unrealized gain (loss) on investments	.39	(.48)	(.47)	(.11)	.05	(.21)
Total from Investment Operations	.58	.07	.18	.40	.49	.26
Distributions:
Dividends from investment income—net	(.25)	(.55)	(.61)	(.46)	(.42)	(.49)
Net asset value, end of period	11.49	11.16	11.64	12.07	12.13	12.06
Total Return (%)[b]	5.31[c]	.69	1.59	3.38	4.14	2.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.13[d]	1.19	1.12	.99	1.02	1.04
Ratio of net expenses to average net assets	1.04[d]	1.04	1.02	.99	1.02	1.04
Ratio of net investment income to average net assets	4.15[d]	4.74	5.26	4.19	3.61	3.98
Portfolio Turnover Rate	42.96[c]	93.27	86.44	91.78	97.82	66.45
Net Assets, end of period ($ x 1,000)	20,048	6,634	26,637	19,165	14,483	7,210

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2021	Year Ended August 31,
Class C Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	11.15	11.63	12.06	12.11	12.04	12.28
Investment Operations:
Investment income—net[a]	.18	.44	.54	.41	.35	.38
Net realized and unrealized gain (loss) on investments	.36	(.45)	(.45)	(.10)	.05	(.22)
Total from Investment Operations	.54	(.01)	.09	.31	.40	.16
Distributions:
Dividends from investment income—net	(.20)	(.47)	(.52)	(.36)	(.33)	(.40)
Net asset value, end of period	11.49	11.15	11.63	12.06	12.11	12.04
Total Return (%)[b]	4.86[c]	(.05)	.82	2.62	3.38	1.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.93[d]	1.84	1.80	1.78	1.81	1.84
Ratio of net expenses to average net assets	1.79[d]	1.79	1.77	1.75	1.78	1.80
Ratio of net investment income to average net assets	3.22[d]	3.94	4.52	3.40	2.85	3.22
Portfolio Turnover Rate	42.96[c]	93.27	86.44	91.78	97.82	66.45
Net Assets, end of period ($ x 1,000)	302	808	1,745	2,166	2,652	1,952

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

	Six Months Ended
	February 28, 2021	Year Ended August 31,
Class I Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	11.14	11.62	12.05	12.11	12.05	12.28
Investment Operations:
Investment income—net[a]	.24	.54	.68	.54	.47	.50
Net realized and unrealized gain (loss) on investments	.35	(.44)	(.47)	(.10)	.05	(.20)
Total from Investment Operations	.59	.10	.21	.44	.52	.30
Distributions:
Dividends from investment income—net	(.26)	(.58)	(.64)	(.50)	(.46)	(.53)
Net asset value, end of period	11.47	11.14	11.62	12.05	12.11	12.05
Total Return (%)	5.36[b]	1.06	1.78	3.68	4.47	2.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88[c]	.85	.82	.77	.80	.81
Ratio of net expenses to average net assets	.80[c]	.79	.77	.75	.78	.80
Ratio of net investment income to average net assets	4.27[c]	4.90	5.58	4.45	3.87	4.22
Portfolio Turnover Rate	42.96[b]	93.27	86.44	91.78	97.82	66.45
Net Assets, end of period ($ x 1,000)	83,037	70,716	89,078	18,280	18,492	12,845

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2021	Year Ended August 31,
Class Y Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	11.12	11.60	12.03	12.09	12.03	12.27
Investment Operations:
Investment income—net[a]	.24	.55	.66	.54	.47	.51
Net realized and unrealized gain (loss) on investments	.35	(.44)	(.44)	(.10)	.05	(.22)
Total from Investment Operations	.59	.11	.22	.44	.52	.29
Distributions:
Dividends from investment income—net	(.26)	(.59)	(.65)	(.50)	(.46)	(.53)
Net asset value, end of period	11.45	11.12	11.60	12.03	12.09	12.03
Total Return (%)	5.37[b]	1.03	1.90	3.60	4.51	2.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.76[c]	.75	.73	.72	.74	.76
Ratio of net expenses to average net assets	.76[c]	.75	.73	.72	.74	.76
Ratio of net investment income to average net assets	4.30[c]	4.95	5.55	4.46	3.91	4.27
Portfolio Turnover Rate	42.96[b]	93.27	86.44	91.78	97.82	66.45
Net Assets, end of period ($ x 1,000)	603,269	578,055	790,351	1,121,392	877,163	481,579

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Floating Rate Income Fund (the “fund”) is a separate non-diversified series of BNY Mellon Investment Fund IV, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek high current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Alcentra NY, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 500 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (75 million shares authorized), Class C (75 million shares authorized), Class I (75 million shares authorized) and Class Y (275 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities floating rate loan interests and other securities, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Collateralized Loan Obligations	-	24,212,311		-	24,212,311
Corporate Bonds	-	52,638,654		-	52,638,654
Equity Securities - Common Stocks	-	-		1,193,816	1,193,816
Exchange-Traded Funds	4,709,652	-		-	4,709,652
Floating Rate Loan Interests	-	616,011,930		51,955	616,063,885
Investment Companies	42,711,310	-		-	42,711,310
Warrants	-	290,416	††	-	290,416
Other Financial Instruments:
Forward Foreign Currency Exchange contracts†††	-	214,854		-	214,854

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Floating Rate Loan Interests & Equity Securities-Common Stocks ($)
Balance as of 8/31/2020	3,884,827
Realized gain (loss)	2,574
Change in unrealized appreciation (depreciation)	750,365
Purchases/Issuances	-
Sales/Dispositions	(17,776)
Transfers into Level 3†	51,955
Transfers out of Level 3†	(3,426,174)
Balance as of 2/28/2021††	1,245,771
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 2/28/2021	(3,500,872)

† Transfers into Level 3 represent the value at the date of transfer. The transfer into Level 3 for the current period was due to the lack of observable inputs. The transfer out of Level 3 for the current period was due to the resumption of trading of a security.

†† Securities deemed as Level 3 due to the lack of significant observable inputs by management assessment.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2021, The Bank of New York Mellon earned $1,950 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade securities, and inherently speculative. In the event of the bankruptcy of a borrower, the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

The fund invests in collateralized loan obligations (“CLOs”). CLOs and other structured credit investments are generally backed by an asset or a pool of assets (typically senior secured loans, certain subordinated loans and other credit-related assets in the case of CLOs) which serve as collateral. The cash flows from CLOs and structured credit investments are split into two or more portions, called tranches, varying in risk and yield. The fund and other investors in CLOs and structured finance securities ultimately bear the credit risk of the underlying collateral. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. The fund may invest in any tranche, including the equity tranche. The riskiest portion is the “equity” tranche, which is subordinate to the other tranches in the event of defaults. Senior tranches typically have higher ratings and lower yields than its underlying securities, and may be rated investment grade. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

CLOs and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs and other structured finance securities. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including, but not limited to: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the possibility that the class of CLOs held by the fund is subordinate to other senior classes; and (4) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLOs may cause payments on the instruments the fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the fund may target. In addition, CLOs and other structured credit investments may be subject to prepayment risk.

The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On February 26, 2021, the Board declared a cash dividend of $.030, $.024, $.033 and $.034 per share from undistributed investment income-net for Class A, Class C, Class I and Class Y shares, respectively, payable on March 1, 2021, to shareholders of record as of the close of business on February 26, 2021. The ex-dividend date was March 1, 2021.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $108,252,398 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2020. The fund has $31,221,969 of short-term capital losses and $77,030,429 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2020 was as follows: ordinary income $39,789,836. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848)-Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to

September 30, 2020, the Citibank Credit Facility was $927 million with Tranche A available in an amount equal to $747 million and Tranche B available in an amount equal to $180 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2021, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2020 through December 31, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the fund’s average daily net assets. On or after December 31, 2021, the Adviser may terminate the expenses limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $34,894 during the period ended February 28, 2021.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by the Adviser to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by the Adviser separately to a sub-

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended February 28, 2021, the Distributor retained $621 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2021, Class C shares were charged $2,155 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2021, Class A and Class C shares were charged $9,023 and $718, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Directors who are not “interested persons” of the Company and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2021, the fund was charged $4,376 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2021, the fund was charged $3,616 pursuant to the custody agreement.

During the period ended February 28, 2021, the fund was charged $7,299 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $343,480, Distribution Plan fees of $187, Shareholder Services Plan fees of $1,905, custodian fees of $2,119, Chief Compliance Officer fees of $2,621 and transfer agency fees of $2,621, which are offset against an expense reimbursement currently in effect in the amount of $5,951.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended February 28, 2021, amounted to $324,499,690 and $280,341,212, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the LIBOR plus a premium or

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Statement of Investments. At February 28, 2021, the fund had sufficient cash and/or securities to cover these commitments.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended February 28, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward Contracts open at February 28, 2021 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At February 28, 2021, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	214,854	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	214,854	-
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	214,854	-

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of February 28, 2021:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Citigroup	214,854		-	-	214,854

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended February 28, 2021:

Average Market Value ($)
Forward contracts	30,306,402

At February 28, 2021, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $5,218,798, consisting of $13,224,151 gross unrealized appreciation and $8,005,353 gross unrealized depreciation.

At February 28, 2021, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on February 24-25, 2021, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Alcentra NY, LLC (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Subadviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Subadviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class Y shares with the performance of a group of institutional loan participation funds (the “Performance Group”) and with a broader group of all retail and institutional loan participation funds (the “Performance Universe”), all for various periods ended December 31, 2020, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

institutional loan participation funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser and the Subadviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median the one-year period and below the Performance Group medians for all other periods, and the fund’s total return performance was above the Performance Universe medians for all periods except the five-year period when it was below the Performance Universe median. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management and sub-advisory services provided by the Adviser and the Subadviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group and Expense Universe median actual management fee and the fund’s total expenses were higher than the Expense Group median total expenses and within one basis point of the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until December 31, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.75% of the fund’s average daily net assets.

Representatives of the Adviser noted that there were no other funds advised or administered by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or Subadviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee to the Subadviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Subadviser and the Adviser. The Board also took into consideration that the Subadviser’s fee is paid by the Adviser (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Subadviser are adequate and appropriate.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

• The Board generally was satisfied with the fund’s improved relative performance.

• The Board concluded that the fees paid to the Adviser and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Subadviser, of the Adviser and the Subadviser and the services provided to the fund by the Adviser and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

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For More Information

BNY Mellon Floating Rate Income Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser
Alcentra NY, LLC
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DFLAX Class C: DFLCX Class I: DFLIX Class Y: DFLYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 6240SA0221

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds IV, Inc.

By:         /s/ David DiPetrillo

              David DiPetrillo

              President (Principal Executive Officer)

Date:      April 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ David DiPetrillo

              David DiPetrillo

              President (Principal Executive Officer)

Date:      April 26, 2021

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      April 26, 2021

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)